LONG-TERM LOAN (Tables)	6 Months Ended
Jun. 30, 2026
LONG-TERM LOAN
Schedule of long-term debt

	As of
	December 31, 2025	June 30, 2026
Financial liabilities	$2,009,440	$977,320
Less: current portions	(1,907,736)	(977,320)
Long-term Financial liabilities	101,704	—
Long-term Bank borrowings	6,713,850	6,618,260
Less: Long-term Bank borrowings – current portions	(729,300)	(2,343,660)
Total long-term loan	$6,086,254	$4,274,600

Schedule of long-term bank loans

Long-term bank loans as of June 30, 2026 consisted of the following:

		Guarantors/	Effective	Issuance	Expiration	Amount-
Lender	Company	Collateral	Interest Rate	Date	Date	RMB	Amount-US$
Bank of China	Baide Suzhou	Nanjing Changcheng/ Baide capital	3.10%	December 18, 2024	December 17, 2027	17,000,000	2,505,800
Bank of China	Nanjing Changcheng	Baide Suzhou	2.80%	June 12, 2025	June 11, 2027	9,900,000	1,459,260
SPD Bank	Baide Suzhou	N/A	2.90%	March 31, 2025	March 30 ,2028	9,000,000	1,326,600
SPD Bank	Baide Suzhou	N/A	2.90%	April 14, 2025	March 30 ,2028	9,000,000	1,326,600

Schedule of long-term debt maturities

Future loan payments under long-term loan as of June 30, 2026 were as follows:

Years ending December 31,
2026 Financial liabilities payment	893,765
2027 Financial liabilities payment	105,137
Total Financial liabilities payments	$998,902
Less: Financial liabilities imputed interest	(21,582)
Total Financial liabilities	$977,320
Less: Financial liabilities - long term portions	—
Financial liabilities payment – current portions	$977,320
2026 Long-term Bank borrowings repayment	$449,570
2027 Long-term Bank borrowings repayment	5,136,890
2028 Long-term Bank borrowings repayment	1,031,800
Total Long-term Bank borrowings	$6,618,260
Less: Long-term Bank borrowings - long term portions	(4,274,600)
Long-term Bank borrowings – current portions	$2,343,660